Non-operating income	6 Months Ended
Jun. 30, 2023
Other Income and Expenses [Abstract]
Non-operating income

Note  26.            Non-operating income

Non-operating income consisted of the following:

	Unaudited 6 months ended June 30,
USD'000	2023	2022
Foreign exchange gain	125	469
Interest income	55	—
Total non-operating income	180	469